Grants	12 Months Ended
Dec. 31, 2020
Grants
Grants

(19)    Grants

Details are as follows:

	Thousands of Euros
	31/12/2020	31/12/2019
Capital grants	16,509	10,785
Interest rate grants (preference loans) (See note 21 (d))	499	592
	17,008	11,377

Interest-rate grants (preference loans) reflect the implicit interest on loans extended by the Spanish Ministry of Science and Technology as these are interest free.

Grants totaling Euros 1,683 thousand have been recognized in the consolidated statement of profit and loss for the year ended 31 December 2020 (Euros 1,388 thousand for the year ended 31 December 2019).